Shareholders’ Equity (Tables)	6 Months Ended
Oct. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Price and Shares for Each Issuance of Warrants

The issuance price, exercise price, and the number of underlying shares for each issuance of warrants is as follows:

	Issuance price	Exercise price	Number of underlying shares
	USD	USD
Pre-funded warrants issued to several investors	0.416	0.0001	12,019,235
Ordinary warrants issued to several investors	-	0.544	12,019,235
Ordinary warrants issued to Alexander Capital L.P.	-	0.416	480,770